SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		8 Months Ended
	Oct. 19, 2021	Aug. 17, 2021	Dec. 31, 2021	Jun. 30, 2022
Cash				$ 8,999
Founder Spac [Member]
Cash			$ 761,605	8,999
Cash equivalents			0	0
Cash held in Trust Account			321,015,932	321,264,378
Unrecognized tax benefits			0	0
FDIC Insured limit			250,000	250,000
Transaction costs	$ 18,158,033		18,158,033
Underwriting cost	17,393,750		17,393,750
Other Offering costs	$ 764,283		$ 764,283
Accrued for interest and penalties				$ 0
Founder Spac [Member] | IPO [Member]
Sale of units in initial public offering	31,625,000	31,625,000
Founder Spac [Member] | IPO [Member] | Class A Ordinary Shares [Member]
Sale of units in initial public offering	31,625,000